Written Put Option	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Written Put Option
Note J—Written Put Option
Immediately prior to the stockholder vote for the Merger, GigCapital4 executed a series of FPAs with Highbridge Tactical Credit Master Fund. L.P. and Highbridge SPAC Opportunity Fund, L.P. (the “
Highbridge
Investors
”), Tenor Opportunity Master Fund Ltd. (“
Tenor
”), and Glazer Capital, LLC and Meteora Capital, LLC (the “
Glazer Investors
”, together with the Highbridge Investors and Tenor, the “
Investors
”). The FPAs provide that each of the Investors would not redeem their shares and instead would hold the shares for a period of up to three months following the consummation of the Merger, at which time they will have the right to sell the shares to the Company for $10.15 per share (the “
Written Put Option
”). The Investors could sell shares on the open market before the end of the three-month period provided that the share price was at least $10.00 per share. If the Investors sold any shares in the open market within the first month of the three-month period and at a price greater than $10.05 per share, the Company would pay the Investors $0.05 per share sold.
The following table indicates the aggregate number of shares of common stock subject to the FPAs by each Investor:

December 6, 2021
Highbridge Investors	2,453,195
Tenor	2,499,608
Glazer Investors	5,000,000

Total shares	9,952,803

During the three months ended March 31, 2022, the Company settled the derivative liability associated with the Written Put Option by repurchasing all 9,952,803 shares of its common stock at the Investors’ request. Certain of the Investors requested for their shares to be repurchased prior to the end of the three-month period at a reduced price per share. As a result, 5,000,000 shares were repurchased at $10.125 per share. Of the $101,021 previously presented as restricted cash on the Company’s consolidated balance sheets on December 31, 2021, $100,896 was released from the escrow account to settle the obligation to Investors and the remaining $125 was reclassified to cash and cash equivalents.
The table below presents the value of the Written Put Option under the Black-Scholes OPM using the following assumptions as of the following date:

December 31, 2021
Value of the written put options	$4.50
Exercise price	$10.15
Common stock price	$5.66
Expected option term (in years)	0.18
Expected volatility	66.00%
Risk-free rate of return	0.06%
Expected annual dividend yield	—%

As of December 31, 2021, the Written Put Option had a fair value of $44,827 and was presented on the consolidated balance sheets as a derivative liability. During the three months ended March 31, 2022, the derivative liability was remeasured to its intrinsic value at each date that the underlying shares were repurchased. The resulting gain of $1,281 is presented in net decrease in fair value of derivatives on the consolidated statements of operations for the three months ended March 31, 2022. The intrinsic value of the Written Put Option upon settlement was $43,546 and was recognized directly in equity.

Note N—Written Put Option
Immediately prior to the stockholder vote for the Merger, GigCapital4 executed a series of Forward Share Purchase Agreements (“
FPAs
”) with Highbridge Tactical Credit Master Fund. L.P. and Highbridge SPAC
Opportunity Fund, L.P. (the “
Highbridge Investors
”), Tenor Opportunity Master Fund Ltd. (“
Tenor
”), and Glazer Capital, LLC and Meteora Capital, LLC (the “
Glazer Investors
”, together with the Highbridge Investors and Tenor, the “
Investors
”). The FPAs provide that each of the Investors would not redeem their shares and instead would hold the shares for a period of up to three months following the consummation of the Merger, at which time they will have the right to sell them to the Company for $10.15 per share (the “
Written Put Option
”). Stockholders can sell shares on the open market before the end of the three-month period provided the share price is at least $10.00 per share. If stockholders sell any shares in the open market within the first month of the three-month period and at a price greater than $10.05 per share, the Company will pay the stockholders $0.05 per share sold.
The following table indicates the aggregate number of shares of common stock subject to the FPAs by each Investor:

Highbridge Investors	2,453,195
Tenor	2,499,608
Glazer Investors	5,000,000

Total shares	9,952,803

A total of $101,021 was deposited into escrow accounts reflecting the full obligation to Investors exercising the Written Put Option and is presented as restricted cash on the Company’s consolidated balance sheets. The funds held in the escrow accounts will not be available to the Company for three months following the consummation of the Merger unless and until any of the Investors sell these shares in the market or the investors redeem their shares under FPAs by March 7, 2022.
The Written Put Option obligates the Company to repurchase its common stock for cash and is classified as a derivative liability measured at fair value. Subsequent changes in the fair value of the Written Put Option is reflected in the consolidated statements of operations.
The table below presents the value of the Written Put Options under the Black-Scholes OPM using the following assumptions as of the following dates:

	December 7, 2021	December 31, 2021
Value of the written put options	$1.14	$4.50
Exercise price	$10.15	$10.15
Common stock price	$9.99	$5.66
Expected option term (years)	0.25	0.18
Expected volatility	53.00%	66.00%
Risk-free rate of return	0.06%	0.06%
Expected annual dividend yield	—%	—%
The Written Put Options had a fair value of $11,371 upon consummation of the Merger on December 7, 2021. As of December 31, 2021, the Written Put Option had a fair value of $44,827 and is presented on the consolidated balance sheets as a derivative liability. The loss recognized as a result of the change in its fair value of $33,456 is presented in Net increase in fair value of derivatives on the consolidated statements of operations.